Financial assets and liabilities held for trading (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Futures contracts | Purchases | Others
Derivative financial instruments
Notional amounts	R$ 163,224	R$ 48,291
Asset/(liability)	162	0
Futures contracts | Purchases | In foreign currency
Derivative financial instruments
Notional amounts	48,376,597	27,399,904
Asset/(liability)	1,243	0
Futures contracts | Sales | Others
Derivative financial instruments
Notional amounts	113,772	967
Asset/(liability)	(114)	0
Futures contracts | Sales | In foreign currency
Derivative financial instruments
Notional amounts	67,238,635	58,690,018
Asset/(liability)	(1,003)	0
Futures contracts | Interest rate futures | Purchases
Derivative financial instruments
Notional amounts	96,081,180	111,026,397
Asset/(liability)	3,586	9,022
Futures contracts | Interest rate futures | Sales
Derivative financial instruments
Notional amounts	132,837,699	94,677,587
Asset/(liability)	(154,188)	(19,163)
Options | Purchases | Interest rates
Derivative financial instruments
Notional amounts	10,663,668	5,467,042
Asset/(liability)	101,214	260,565
Options | Purchases | Others
Derivative financial instruments
Notional amounts	443,443	27,500
Asset/(liability)	34,013	2,708
Options | Purchases | In foreign currency
Derivative financial instruments
Notional amounts	7,335,027	7,567,515
Asset/(liability)	605,028	57,533
Options | Sales | Interest rates
Derivative financial instruments
Notional amounts	9,616,129	4,755,788
Asset/(liability)	(535,748)	(193,768)
Options | Sales | Others
Derivative financial instruments
Notional amounts	228,141	0
Asset/(liability)	(20,188)	(6,533)
Options | Sales | In foreign currency
Derivative financial instruments
Notional amounts	10,274,094	2,836,294
Asset/(liability)	(409,587)	(62,356)
Forward operations | Purchases | Others
Derivative financial instruments
Notional amounts	114,020	48,911
Asset/(liability)	497,987	1,586,061
Forward operations | Purchases | In foreign currency
Derivative financial instruments
Notional amounts	10,372,477	16,633,033
Asset/(liability)	218,019	1,599,401
Forward operations | Sales | Others
Derivative financial instruments
Notional amounts	635,522	1,588,245
Asset/(liability)	(147,138)	(1,581,169)
Forward operations | Sales | In foreign currency
Derivative financial instruments
Notional amounts	14,947,271	18,036,706
Asset/(liability)	(358,995)	(1,088,041)
Swap contracts | Currency swaps | Liability position
Derivative financial instruments
Notional amounts	14,288,568	14,201,872
Asset/(liability)	(1,618,035)	(6,766,366)
Swap contracts | Interest rate swaps | Liability position
Derivative financial instruments
Notional amounts	31,454,647	36,746,464
Asset/(liability)	(11,030,003)	(3,718,282)
Swap contracts | Asset position | Currency swaps
Derivative financial instruments
Notional amounts	6,161,641	7,276,143
Asset/(liability)	1,340,538	3,645,707
Swap contracts | Asset position | Interest rate swaps
Derivative financial instruments
Notional amounts	56,636,856	72,297,999
Asset/(liability)	R$ 11,065,095	R$ 9,799,949